U.S. SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FORM 24F-2
	Annual Notice of Securities Sold
	Pursuant to Rule 24f-2

	Read instructions at end of Form before preparing Form.
	Please print or type.



1.  	Name and address of issuer:
			Prudential Index Series Fund
			100 Mulberry Street
                 Gateway Center Three
                 Newark, NJ 07102-4077.

2.  	Name of each series or class of securities
for which 	this Form is filed (If the Form
is being filed for      all 	series and
classes of securities of the issuer,    check
the box but do not list series or classes):
[
X
]
3.	Investment Company Act File Number: 811-6677

Securities Act File Number: 33-48066

4(a).Last day of fiscal year for which this notice is filed: September 30, 2000.

 (b).[ ] Check box if this Form is being filed late
(i.e. more than 90 calendar days after the end of the issuer's fiscal year). (See
Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).[ ] Check box if this is the last time the issuer will be filing this Form.

	5.	Calculation of registration fee:

    (i) Aggregate sale price of securities
             sold during the fiscal year in
             reliance on rule 24(f):
$2,321,751,710

   (ii) Aggregate price of securities redeemed or
             repurchased during the fiscal year
             (if applicable):
$1,792,644,433
   iii) Aggregate price of securities redeemed or
             repurchased during any prior fiscal year
ending no              earlier than October 11,1995 that
were not                      previously used to reduce
registration fees payable              to the Commission.
				  $    -0-

(iv)  Total available redemption credits
	   [add items 5(ii) and 5(iii)].
$1,792,644,433

(v)  Net sales - If item 5(i)is greater
    than Item 5 (iv) [subtract item 5(iv)
    from item 5(i).
$529,107,277

(vi)  Redemption credits available for use
	   in future years. -if item 5(i) is
	   less than item 5(iv) [subtract
	   item 5(i)from item (5(iv)]          $    -
0-

  (vii) Multiplier for determining registration
     fee. (See instruction C.9):		X
 .000264

(viii)  Registration fee due [multiply item
	   5(v) by item 5 (vii)] enter "0" if
      no fee is due.				=
$139,684
6.  Prepaid Shares

If the response to item 5(i) was determined by
       deducting an amount of securities that
were registered under the Securities Act of
1933 pursuant to rule 24e-2 as in effect
before October 11, 1997, then report the
amount of securities (number of shares or
other units) deducted here:   -0-    . If
there is a number of shares or other units
that were registered pursuant to rule 24e-2
remaining unsold at the end of the fiscal year
for which this form is filed that are
available for use by the issuer in future
fiscal years, then state that number here:
-0-      .

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D): +$
-0-
8. Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
=$139,684



9.  Date the registration fee and any interest
   payment was sent to the Commission's lockbox
   depository: 	December 12, 2000



   Method of Delivery:

			[x]	Wire Transfer
			[ ]  Mail or other means







	SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

	By (Signature and Title)	/s/ Marguerite E.H.
Morrison
						Marguerite E.H.
Morrison
						Secretary


	Date: December 12, 2000














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